Note 10 - Employees Benefit (Tables)	12 Months Ended
Oct. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Nonvested shares	Shares	Weighted-average grant date fair value
Balance at October 31, 2014	775,060	$3.91
Granted	338,122	4.08
Vested	(266,993)	3.92
Forfeited	(15,372)	3.94
Balance at October 31, 2015	830,817	$3.98